Document and Entity Information	6 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	Stevia Corp
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001439813
Entity Filer Category	Smaller Reporting Company